SCHEDULE OF TRADE AND OTHER PAYABLES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [abstract]
Trade payables	$ 1,841,297	$ 2,350,888
Other payables	778,114	978,536
Accruals	796,858	1,008,768
Total	$ 3,416,269	$ 4,338,192